Information by Segment - By Business Unit (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)
Disclosure of operating segments [line items]
Total revenues	$ 46,705	[1]	$ 840,954	$ 781,585	$ 702,692
Intercompany revenue			0	0	0
Cost of goods sold	27,734	[1]	499,378	460,072	423,185
Gross profit	18,971	[1]	341,576	321,513	279,507
Administrative expenses	2,184	[1]	39,325	39,085	32,307
Selling expenses	12,736	[1]	229,324	211,966	188,732
Income before income taxes and share of the profit of equity method accounted investees	2,935	[1]	52,837	66,547	57,816
Net income of non-controlling interest	1,836	[1],[2]	33,053	40,236	76,677
Depreciation and amortization			44,138	39,310	34,017
Non-cash items other than depreciation and amortization			7,179	5,616	3,347
Investments in equity method accounted investees	1,429	[3]		28,697	26,247	$ 25,726
Total assets	44,201	[3]		851,536	805,856	795,877
Total liabilities	$ 25,910	[3]		470,405	427,487	466,525
Investments in capital expenditure				51,069	38,611	45,315
Gain on sale of long-lived assets			373	150	400
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			31,479	40,121	44,439
Discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			1,574	115	32,238
Depreciation and amortization			0	0
Non-cash items other than depreciation and amortization			0	0
Investments in equity method accounted investees				0		0
Total assets				14,395		0
Total liabilities				6,952		0
Investments in capital expenditure				0		0
Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			281,280	269,600	236,640
Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			325,449	303,767	276,785
Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			57,028	49,755	43,552
Health Division
Disclosure of operating segments [line items]
Total revenues			88,129	79,755	75,355
Fuel Division
Disclosure of operating segments [line items]
Total revenues			67,148	65,189	58,150
Other
Disclosure of operating segments [line items]
Total revenues			21,920	13,519	12,210
Material reconciling items
Disclosure of operating segments [line items]
Total revenues			(21,111)	(20,489)	(27,977)
Intercompany revenue			(21,111)	(20,489)	(27,977)
Cost of goods sold			(16,618)	(18,648)	(25,673)
Gross profit			(4,493)	(1,841)	(2,304)
Administrative expenses			(3,035)	(997)	(999)
Selling expenses			(3,214)	(2,787)	(1,716)
Income before income taxes and share of the profit of equity method accounted investees			0	(1)	(14,436)
Depreciation and amortization			(105)	(123)	(1,381)
Non-cash items other than depreciation and amortization			0	0	2
Investments in equity method accounted investees				0	0	(26,545)
Total assets				(115,030)	(94,403)	(103,899)
Total liabilities				(110,921)	(91,213)	(110,991)
Investments in capital expenditure				(2,426)	(1,421)	(183)
Material reconciling items | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			0	(1)	(14,606)
Material reconciling items | Discontinued operations
Disclosure of operating segments [line items]
Intercompany revenue					0
Net income of non-controlling interest					0
Material reconciling items | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			(10,466)	(10,193)	(8,448)
Intercompany revenue			10,466	10,193	8,448
Cost of goods sold			158,570	151,057	134,228
Administrative expenses			15,043	13,678	12,820
Selling expenses			76,664	74,423	63,278
Material reconciling items | Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			(3,390)	(3,430)	(1,735)
Intercompany revenue			3,390	3,430	1,735
Cost of goods sold			180,344	170,204	161,458
Administrative expenses			10,405	9,306	6,514
Selling expenses			108,018	97,989	84,543
Material reconciling items | Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			0	0	0
Intercompany revenue			0	0	0
Cost of goods sold			33,778	28,411	24,930
Administrative expenses			3,884	3,793	3,231
Selling expenses			17,018	15,748	14,371
Material reconciling items | Health Division
Disclosure of operating segments [line items]
Total revenues			0	0	(3)
Intercompany revenue			0	0	3
Cost of goods sold			64,275	55,714	52,859
Administrative expenses			2,455	4,348	2,788
Selling expenses			18,270	16,144	16,404
Material reconciling items | Fuel Division
Disclosure of operating segments [line items]
Total revenues			(47)	(176)	(349)
Intercompany revenue			47	176	349
Cost of goods sold			59,004	57,430	51,155
Administrative expenses			290	343	299
Selling expenses			4,967	4,792	4,548
Material reconciling items | Other
Disclosure of operating segments [line items]
Total revenues			(7,208)	(6,690)	(17,442)
Intercompany revenue			7,208	6,690	17,442
Cost of goods sold			20,025	15,904	24,228
Administrative expenses			10,283	8,614	7,654
Selling expenses			7,601	5,657	7,304
Operating segments
Disclosure of operating segments [line items]
Total revenues			862,065	802,074	730,669
Operating segments | Discontinued operations
Disclosure of operating segments [line items]
Total revenues					0
Gross profit					0
Income before income taxes and share of the profit of equity method accounted investees					0
Depreciation and amortization					0
Non-cash items other than depreciation and amortization					0
Investments in equity method accounted investees					0
Total assets					25,819
Total liabilities					11,569
Investments in capital expenditure					0
Operating segments | Coca-Cola FEMSA
Disclosure of operating segments [line items]
Total revenues			291,746	279,793	245,088
Gross profit			133,176	128,736	110,860
Income before income taxes and share of the profit of equity method accounted investees			37,158	36,011	28,792
Depreciation and amortization			15,895	13,659	10,531
Non-cash items other than depreciation and amortization			278	2,405	1,707
Investments in equity method accounted investees				10,233	9,246	10,588
Total assets				307,986	273,512	314,539
Total liabilities				157,445	139,808	160,511
Investments in capital expenditure				29,553	21,396	27,059
Operating segments | Coca-Cola FEMSA | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			25,016	24,549	20,226
Operating segments | Proximity Americas Division
Disclosure of operating segments [line items]
Total revenues			328,839	307,197	278,520
Gross profit			148,495	136,993	117,062
Income before income taxes and share of the profit of equity method accounted investees			14,171	18,987	16,060
Depreciation and amortization			17,748	15,591	12,937
Non-cash items other than depreciation and amortization			1,043	975	509
Investments in equity method accounted investees				827	1,690	23,666
Total assets				240,312	176,836	239,785
Total liabilities				182,428	149,131	183,907
Investments in capital expenditure				16,239	13,387	13,721
Operating segments | Proximity Americas Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			12,447	15,915	13,767
Operating segments | Proximity Europe Division
Disclosure of operating segments [line items]
Total revenues			57,028	49,755	43,552
Gross profit			23,250	21,344	18,622
Income before income taxes and share of the profit of equity method accounted investees			1,723	1,116	388
Depreciation and amortization			5,756	5,046	4,700
Non-cash items other than depreciation and amortization			225	161	148
Investments in equity method accounted investees				0	0	0
Total assets				45,411	39,833	44,539
Total liabilities				42,373	37,876	40,289
Investments in capital expenditure				2,270	1,654	1,938
Operating segments | Proximity Europe Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			1,326	791	412
Operating segments | Health Division
Disclosure of operating segments [line items]
Total revenues			88,129	79,755	75,358
Gross profit			23,854	24,041	22,499
Income before income taxes and share of the profit of equity method accounted investees			642	(1,049)	(166)
Depreciation and amortization			4,122	3,668	3,447
Non-cash items other than depreciation and amortization			1,738	635	1,296
Investments in equity method accounted investees				1	1	1
Total assets				73,240	64,888	74,516
Total liabilities				57,768	48,357	58,659
Investments in capital expenditure				1,835	1,750	1,608
Operating segments | Health Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			190	(1,644)	3,753
Operating segments | Fuel Division
Disclosure of operating segments [line items]
Total revenues			67,195	65,365	58,499
Gross profit			8,191	7,935	7,344
Income before income taxes and share of the profit of equity method accounted investees			1,222	1,218	699
Depreciation and amortization			1,316	1,293	1,137
Non-cash items other than depreciation and amortization			68	44	13
Investments in equity method accounted investees				0	19	19
Total assets				25,320	25,124	25,867
Total liabilities				19,528	20,267	19,105
Investments in capital expenditure				398	186	208
Operating segments | Fuel Division | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			884	930	329
Operating segments | Other
Disclosure of operating segments [line items]
Total revenues			29,128	20,209	29,652
Gross profit			9,103	4,305	5,424
Income before income taxes and share of the profit of equity method accounted investees			(2,079)	10,265	26,479
Depreciation and amortization			(594)	176	2,646
Non-cash items other than depreciation and amortization			3,827	1,396	(328)
Investments in equity method accounted investees				17,636	15,291	17,997
Total assets				259,902	294,247	200,530
Total liabilities				114,832	111,692	115,045
Investments in capital expenditure				3,200	1,659	$ 964
Operating segments | Other | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Net income of non-controlling interest			$ (8,384)	$ (419)	$ 20,558

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4